LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

3. LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	June 30, 2023	December 31,2022
Furniture and education equipment	$21,828	$22,917
Computer equipment and software	65,005	68,248
Leasehold improvements	69,662	73,135
	$156,495	$164,300
Less: accumulated depreciation	(144,758)	(147,929)
	$11,737	$16,371

Depreciation expense for the six months ended June 30, 2023 and 2022 was $4,042 and $11,334, respectively. The Company did not record any long-lived asset impairment losses during the six months ended June 30, 2023 and the year ended December 31, 2022.